Other Current Assets	12 Months Ended
Dec. 31, 2024
Other Current Assets [Abstract]
Other current assets

Note 6 - Other current assets

Composition:

	As of December 31,
	2024	2023
Governmental institutions	225	996
Prepaid expenses	269	484
Proceeds from issuance of ADSs (*)	1,076	-
Other	116	29
	1,686	1,509

(*)	Relates to SEPA advance notice under the equity line, the amount were received in cash on January 2, 2025.